GOODWILL (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
GOODWILL
Goodwill	$ 3,376,186	$ 5,184,036
Acquisitions (Note 11)	17,500,601	0
Goodwill impairment	(3,376,186)	(1,807,850)
Goodwill, net	$ 17,500,601	$ 3,376,186